CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income for the year	$ 81,403	¥ 565,187	¥ 617,797	¥ 438,910
Adjustments for:
Share-based compensation	12,397	86,070	85,945	81,380
Depreciation	7,742	53,754	49,781	45,660
Amortization of intangible assets	1,299	9,022	6,167	2,567
Allowance for doubtful accounts	1,087	7,548	5,515	1,128
Loss due to disposal of fixed assets	18	122	109	359
(Gain) Loss from foreign currency translation	2,124	14,749	55,617	(5,810)
Convertible senior notes issuance cost				47,522
Change in fair value of convertible senior notes	10,001	69,439	(67,168)	55,355
Change in fair value of zero-strike call options				24,874
Deferred tax expense	2,077	14,419	18,129	6,667
Changes in operating assets and liabilities:
Increase in accounts receivable	(2,891)	(20,071)	(25,030)	(13,666)
Increase in prepayments and other current assets	(4,564)	(31,686)	(68,165)	(82,695)
(Decrease) Increase in accounts payable	1,077	7,474	750	(522)
Increase in salary and employee related accrual	2,791	19,374	14,805	9,304
Increase in taxes payable	6,654	46,200	14,897	22,355
Increase in advance from customers	13,221	91,795	72,716	77,189
Increase in other payables and accruals	22,492	156,156	81,254	47,292
(Increase) Decrease in other long-term assets	(385)	(2,675)	1,331	(2,255)
Net cash provided by operating activities	156,543	1,086,877	864,450	755,614
Cash flows from investing activities:
Purchase of short-term investments	(44,048)	(305,823)	(396,789)	(1,338,244)
Cash paid for long-term investments	(144)	(1,000)	(22,800)
Cash paid for acquisitions, net of cash acquired	(1,217)	(8,450)	(231,531)
Cash paid for available-for-sale securities	(18,251)	(126,716)
Purchase of property and equipment	(2,927)	(20,328)	(86,434)	(33,287)
Purchase of intangible assets	(3,785)	(26,276)	(6,128)	(6,611)
Purchase of other long-term assets	(106)	(735)
Net cash used in investing activities	(70,478)	(489,328)	(743,682)	(1,378,142)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes				1,027,955
Payment for zero-strike call options				(307,600)
Repurchase and retirement of common shares			(157,272)	(153,684)
Proceeds from the exercise of share options	23,116	160,493	83,476	64,549
Net cash provided by (used in) financing activities	23,116	160,493	(73,796)	631,220
Effect of foreign exchange rate changes on cash	5,427	37,680	4,284	(139)
Net increase in cash	114,608	795,722	51,256	8,553
Cash, beginning of year	162,084	1,125,352	1,074,096	1,065,543
Cash, end of year	276,692	1,921,074	1,125,352	1,074,096
Supplemental disclosure of cash flow information:
Cash paid during the years for income taxes	15,446	107,239	113,066	102,722
Cash paid for interest, net of amounts capitalized	5,296	36,773	34,445	17,931
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(346)	(2,405)	(1,459)	(745)
Unpaid cash consideration for business combinations	(1,217)	(8,450)	(16,900)
Supplemental disclosure of non-cash financing activities:
Restricted cash and payables related to the exercise of share options, end of year	$ 56	¥ 389	¥ 13,059	¥ 37,660